FI - Quantitative information about level 3 liabilities at fair value (Details 16) SFr in Millions, Pure in Millions	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)
Liabilities
Due to banks	SFr 322	SFr 406
Customer deposits	3,339	3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,823	14,828
Obligation to return securities received as collateral	40,219	41,696
Trading liabilities	38,186	42,171
Short-term borrowings	11,333	8,068
Long-term debt	69,406	63,027
Other liabilities	7,869	8,983
Recurring basis
Liabilities
Due to banks	322	406
Customer deposits	3,339	3,292
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,823	14,828
Obligation to return securities received as collateral	40,219	41,696
Trading liabilities	38,186	42,171
Short-term borrowings	11,333	8,068
Long-term debt	69,406	63,027
Other liabilities	7,869	8,983
Total liabilities at fair value	181,497	182,471
Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	10,182	7,770
Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	39,084	40,015
Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	7,626
Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	7,578
Recurring basis | Debt securities
Liabilities
Trading liabilities	8,922	7,998
Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	3,889	4,583
Recurring basis | Equity securities
Liabilities
Trading liabilities	15,792	18,950
Recurring basis | Derivative instruments
Liabilities
Trading liabilities	13,472	15,223
Level 3 | Recurring basis
Liabilities
Due to banks	0	0
Customer deposits	474	453
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	0
Obligation to return securities received as collateral	1	30
Trading liabilities	3,854	3,589
Short-term borrowings	997	784
Long-term debt	12,749	12,671
Other liabilities	1,367	1,327
Total liabilities at fair value	19,442	18,854
Level 3 | Recurring basis | Option model
Liabilities
Short-term borrowings	SFr 847	SFr 644
Level 3 | Recurring basis | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	50	50
Level 3 | Recurring basis | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	100	100
Level 3 | Recurring basis | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	70	74
Level 3 | Recurring basis | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Customer deposits, measurement input	46
Level 3 | Recurring basis | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Customer deposits, measurement input	79
Level 3 | Recurring basis | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Customer deposits, measurement input	71
Level 3 | Recurring basis | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Customer deposits, measurement input	0
Short-term borrowings, measurement input	(50)	(40)
Level 3 | Recurring basis | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Customer deposits, measurement input	100
Short-term borrowings, measurement input	100	98
Level 3 | Recurring basis | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Customer deposits, measurement input	77
Short-term borrowings, measurement input	62	64
Level 3 | Recurring basis | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	0	0
Level 3 | Recurring basis | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	2	4
Level 3 | Recurring basis | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	0	1
Level 3 | Recurring basis | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Customer deposits, measurement input	10
Level 3 | Recurring basis | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Customer deposits, measurement input	10
Level 3 | Recurring basis | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Customer deposits, measurement input	10
Level 3 | Recurring basis | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	1	2
Level 3 | Recurring basis | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	275	178
Level 3 | Recurring basis | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	39	32
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Short-term borrowings	SFr 56	SFr 61
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	(40)	1,018
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	937	1,089
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	138	1,067
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Short-term borrowings, measurement input	40	40
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Short-term borrowings, measurement input	40	40
Level 3 | Recurring basis | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Short-term borrowings, measurement input	40	40
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years
Liabilities
Long-term debt	SFr 891	SFr 528
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model
Liabilities
Long-term debt	SFr 813	SFr 427
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	70
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(50)	(40)
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	100	98
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	64	71
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	2
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Fund gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	1	2
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	275	178
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	36	31
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 78	SFr 3
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	(15)	112
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	3,206	112
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	246	112
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Long-term debt, measurement input	25
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Long-term debt, measurement input	25
Level 3 | Recurring basis | Long-term debt - of which structured notes over one year and up to two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Long-term debt, measurement input	25
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years
Liabilities
Long-term debt	SFr 11,458	SFr 11,800
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model
Liabilities
Long-term debt	SFr 9,972	SFr 9,533
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Long-term debt, measurement input	50	50
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Long-term debt, measurement input	100	100
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Long-term debt, measurement input	70	74
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Long-term debt, measurement input	(60)	(60)
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Long-term debt, measurement input	100	98
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Long-term debt, measurement input	63	65
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Minimum
Liabilities
Long-term debt, measurement input	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Maximum
Liabilities
Long-term debt, measurement input	2	4
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Gap risk [Member] | Weighted average
Liabilities
Long-term debt, measurement input	0	1
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Minimum
Liabilities
Long-term debt, measurement input	(55)	(55)
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Maximum
Liabilities
Long-term debt, measurement input	0	(1)
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Mean reversion [Member] | Weighted average
Liabilities
Long-term debt, measurement input	(7)	(7)
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	0	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	275	178
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	26	27
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Long-term debt	SFr 1,141	SFr 1,570
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Long-term debt, measurement input	(12)	(11)
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Long-term debt, measurement input	1,260	1,089
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Long-term debt, measurement input	40	136
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Long-term debt, measurement input	25
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Long-term debt, measurement input	40
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Long-term debt, measurement input	29
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Market comparable
Liabilities
Long-term debt	SFr 22	SFr 43
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Long-term debt, measurement input	43	0
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Long-term debt, measurement input	46	46
Level 3 | Recurring basis | Long-term debt - of which structured notes over two years | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Long-term debt, measurement input	43	30
Level 3 | Recurring basis | Long-term debt - of which high-trigger instruments
Liabilities
Long-term debt	SFr 5
Level 3 | Recurring basis | Long-term debt - of which other subordinated bonds
Liabilities
Long-term debt	140
Level 3 | Recurring basis | Debt securities
Liabilities
Trading liabilities	0	SFr 25
Level 3 | Recurring basis | Debt securities | Debt securities issued by foreign governments
Liabilities
Trading liabilities	0	0
Level 3 | Recurring basis | Equity securities
Liabilities
Trading liabilities	SFr 53	SFr 37
Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0	0
Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	66	3
Level 3 | Recurring basis | Equity securities | Vendor price | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	2	0
Level 3 | Recurring basis | Derivative instruments
Liabilities
Trading liabilities	SFr 3,801	SFr 3,527
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives
Liabilities
Trading liabilities	SFr 167	SFr 189
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Basis spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input		(20)
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Basis spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input		147
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Basis spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input		48
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0	1
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100	100
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	47	41
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	1	1
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	28	26
Level 3 | Recurring basis | Derivative instruments | Interest rate derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	7	7
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives
Liabilities
Trading liabilities	SFr 98	SFr 160
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model
Liabilities
Trading liabilities	SFr 47	SFr 57
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	35	35
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	70	70
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	53	53
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	23	21
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	28	26
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Option model | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	25	23
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Trading liabilities	SFr 37	SFr 62
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	47	146
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	147	535
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	71	379
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Minimum
Liabilities
Trading liabilities, measurement input	95	95
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Maximum
Liabilities
Trading liabilities, measurement input	95	95
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Contingent probability [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	95	95
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Market comparable
Liabilities
Trading liabilities	SFr 12	SFr 37
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	100	100
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100	100
Level 3 | Recurring basis | Derivative instruments | Foreign exchange derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	100	100
Level 3 | Recurring basis | Derivative instruments | Credit derivatives
Liabilities
Trading liabilities	SFr 1,211	SFr 1,140
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model
Liabilities
Trading liabilities	SFr 23	SFr 20
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	17	35
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	1,225	1,156
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	270	320
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	49	50
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	50	50
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	49	50
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member]
Liabilities
Trading liabilities	SFr 745	SFr 566
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	2	3
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	1,041	2,937
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Credit Spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	142	262
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	38	38
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	45	82
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	44	47
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	1	1
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	20	20
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Default Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	4	4
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	8	3
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	27	28
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Discount Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	15	14
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Minimum
Liabilities
Trading liabilities, measurement input	100
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Maximum
Liabilities
Trading liabilities, measurement input	154
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Funding spread [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	122
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Minimum
Liabilities
Trading liabilities, measurement input	29	16
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Maximum
Liabilities
Trading liabilities, measurement input	85	95
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Loss Severity [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	69	56
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0	0
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	8	12
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Prepayment Rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	5	6
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0	0
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Maximum
Liabilities
Trading liabilities, measurement input	40	80
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Valuation Technique, Discounted Cash Flow [Member] | Measurement Input, Recovery rate [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	31	14
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable
Liabilities
Trading liabilities	SFr 412	SFr 508
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	89	75
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	110	104
Level 3 | Recurring basis | Derivative instruments | Credit derivatives | Market comparable | Measurement Input, Price Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	99	89
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products
Liabilities
Trading liabilities	SFr 1,921	SFr 1,500
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Minimum
Liabilities
Trading liabilities, measurement input	50	50
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100	100
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Buyback probability [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	70	74
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Minimum
Liabilities
Trading liabilities, measurement input	(60)	(60)
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Maximum
Liabilities
Trading liabilities, measurement input	100	98
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Correlation [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	66	74
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Minimum
Liabilities
Trading liabilities, measurement input	0	0
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Maximum
Liabilities
Trading liabilities, measurement input	275	178
Level 3 | Recurring basis | Derivative instruments | Equity/Index-related products | Option model | Measurement Input, Volatility [Member] | Weighted average
Liabilities
Trading liabilities, measurement input	26	30